LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year or when certain conditions are met. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2024	2023

Operating lease cost[1]	117	105
Sublease income	(6)	(4)
Net operating lease cost	111	101
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2024	2023

Cash paid for amounts included in the measurement of operating lease liabilities	74	72
ROU assets obtained in exchange for new operating lease liabilities	96	83

at December 31	2024	2023

Weighted average remaining lease term	13 years	13 years
Weighted average discount rate	3.3%	3.3%
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	73	71
One to two years	73	68
Two to three years	66	66
Three to four years	64	59
Four to five years	63	58
More than five years	275	224
Total operating lease payments	614	546
Imputed interest	(103)	(89)
Operating lease liabilities	511	457
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2024	2023

Accounts payable and other (Note 17)	60	57
Other long-term liabilities (Note 18)	451	400
	511	457
As at December 31, 2024, the carrying value of the ROU assets recorded under operating leases was $480 million         (2023 – $435 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
Operating Leases
The Grandview and Bécancour power plants in the Power and Energy Solutions segment are accounted for as operating leases. The Company has long-term PPAs for the sale of power from these assets which expire between 2026 and 2035.
Some operating leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2024 was         $114 million (2023 – $112 million; 2022 – $110 million).
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	107	111
One to two years	76	94
Two to three years	9	70
Three to four years	10	—
Four to five years	10	—
More than five years	55	—
	267	275
At December 31, 2024, the cost and accumulated depreciation for facilities accounted for as operating leases was $697 million and $351 million, respectively (2023 – $646 million and $333 million, respectively).
Sales-Type Leases
The Tamazunchale, Villa de Reyes and Tula pipelines are part of a U.S. dollar-denominated take-or-pay TSA that extends through 2055 between TGNH and the Comisión Federal de Electricidad (CFE).
The consolidated TSA contains a lease with multiple lease and non-lease components. The lease components within the TSA represent the capacity available to the CFE provided by the in-service pipelines within TGNH at December 31, 2024. The non-lease components represent the Company’s services with respect to operation and maintenance of the TGNH pipelines     in service. The Company allocated a portion of the contract consideration to non-lease components for the provision of operating and maintenance services based on the stand-alone selling price using an expected cost plus margin approach. The remaining consideration was allocated to the lease components using the residual approach due to uncertainty surrounding the stand-alone selling price.
During 2024, the Company did not enter into any new sales-type lease arrangements (2023 – $407 million).
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	333	305
One to two years	333	305
Two to three years	333	305
Three to four years	333	305
Four to five years	333	305
More than five years	8,499	8,102
	10,164	9,627
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2024	2023

Net Investment in Leases
Minimum lease payments	10,164	9,627
Unearned lease income	(7,323)	(7,006)
Lease receivable	2,841	2,621
Expected credit loss provision[1]	(59)	(76)
Present value of unguaranteed residual value	28	24
	2,810	2,569
Current portion included in Other current assets (Note 8)	(333)	(306)
	2,477	2,263
1Includes $6 million (2023 – nil) of foreign currency translation losses.
Future lease payments will increase as assets associated with sales-type leases come into service.
For the year ended December 31, 2024, the Company recorded $308 million (2023 – $279 million; 2022 - $127 million) of sales-type lease income.
For the year ended December 31, 2024, the Company recorded a $23 million ECL recovery (2023 – a recovery of $73 million; 2022 – an expense of $149 million) relating to net investment in leases in Plant operating costs and other. Refer to Note 28, Risk management and financial instruments, for additional information.

LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year or when certain conditions are met. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2024	2023

Operating lease cost[1]	117	105
Sublease income	(6)	(4)
Net operating lease cost	111	101
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2024	2023

Cash paid for amounts included in the measurement of operating lease liabilities	74	72
ROU assets obtained in exchange for new operating lease liabilities	96	83

at December 31	2024	2023

Weighted average remaining lease term	13 years	13 years
Weighted average discount rate	3.3%	3.3%
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	73	71
One to two years	73	68
Two to three years	66	66
Three to four years	64	59
Four to five years	63	58
More than five years	275	224
Total operating lease payments	614	546
Imputed interest	(103)	(89)
Operating lease liabilities	511	457
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2024	2023

Accounts payable and other (Note 17)	60	57
Other long-term liabilities (Note 18)	451	400
	511	457
As at December 31, 2024, the carrying value of the ROU assets recorded under operating leases was $480 million         (2023 – $435 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
Operating Leases
The Grandview and Bécancour power plants in the Power and Energy Solutions segment are accounted for as operating leases. The Company has long-term PPAs for the sale of power from these assets which expire between 2026 and 2035.
Some operating leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2024 was         $114 million (2023 – $112 million; 2022 – $110 million).
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	107	111
One to two years	76	94
Two to three years	9	70
Three to four years	10	—
Four to five years	10	—
More than five years	55	—
	267	275
At December 31, 2024, the cost and accumulated depreciation for facilities accounted for as operating leases was $697 million and $351 million, respectively (2023 – $646 million and $333 million, respectively).
Sales-Type Leases
The Tamazunchale, Villa de Reyes and Tula pipelines are part of a U.S. dollar-denominated take-or-pay TSA that extends through 2055 between TGNH and the Comisión Federal de Electricidad (CFE).
The consolidated TSA contains a lease with multiple lease and non-lease components. The lease components within the TSA represent the capacity available to the CFE provided by the in-service pipelines within TGNH at December 31, 2024. The non-lease components represent the Company’s services with respect to operation and maintenance of the TGNH pipelines     in service. The Company allocated a portion of the contract consideration to non-lease components for the provision of operating and maintenance services based on the stand-alone selling price using an expected cost plus margin approach. The remaining consideration was allocated to the lease components using the residual approach due to uncertainty surrounding the stand-alone selling price.
During 2024, the Company did not enter into any new sales-type lease arrangements (2023 – $407 million).
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	333	305
One to two years	333	305
Two to three years	333	305
Three to four years	333	305
Four to five years	333	305
More than five years	8,499	8,102
	10,164	9,627
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2024	2023

Net Investment in Leases
Minimum lease payments	10,164	9,627
Unearned lease income	(7,323)	(7,006)
Lease receivable	2,841	2,621
Expected credit loss provision[1]	(59)	(76)
Present value of unguaranteed residual value	28	24
	2,810	2,569
Current portion included in Other current assets (Note 8)	(333)	(306)
	2,477	2,263
1Includes $6 million (2023 – nil) of foreign currency translation losses.
Future lease payments will increase as assets associated with sales-type leases come into service.
For the year ended December 31, 2024, the Company recorded $308 million (2023 – $279 million; 2022 - $127 million) of sales-type lease income.
For the year ended December 31, 2024, the Company recorded a $23 million ECL recovery (2023 – a recovery of $73 million; 2022 – an expense of $149 million) relating to net investment in leases in Plant operating costs and other. Refer to Note 28, Risk management and financial instruments, for additional information.

LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year or when certain conditions are met. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2024	2023

Operating lease cost[1]	117	105
Sublease income	(6)	(4)
Net operating lease cost	111	101
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2024	2023

Cash paid for amounts included in the measurement of operating lease liabilities	74	72
ROU assets obtained in exchange for new operating lease liabilities	96	83

at December 31	2024	2023

Weighted average remaining lease term	13 years	13 years
Weighted average discount rate	3.3%	3.3%
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	73	71
One to two years	73	68
Two to three years	66	66
Three to four years	64	59
Four to five years	63	58
More than five years	275	224
Total operating lease payments	614	546
Imputed interest	(103)	(89)
Operating lease liabilities	511	457
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2024	2023

Accounts payable and other (Note 17)	60	57
Other long-term liabilities (Note 18)	451	400
	511	457
As at December 31, 2024, the carrying value of the ROU assets recorded under operating leases was $480 million         (2023 – $435 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
Operating Leases
The Grandview and Bécancour power plants in the Power and Energy Solutions segment are accounted for as operating leases. The Company has long-term PPAs for the sale of power from these assets which expire between 2026 and 2035.
Some operating leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2024 was         $114 million (2023 – $112 million; 2022 – $110 million).
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	107	111
One to two years	76	94
Two to three years	9	70
Three to four years	10	—
Four to five years	10	—
More than five years	55	—
	267	275
At December 31, 2024, the cost and accumulated depreciation for facilities accounted for as operating leases was $697 million and $351 million, respectively (2023 – $646 million and $333 million, respectively).
Sales-Type Leases
The Tamazunchale, Villa de Reyes and Tula pipelines are part of a U.S. dollar-denominated take-or-pay TSA that extends through 2055 between TGNH and the Comisión Federal de Electricidad (CFE).
The consolidated TSA contains a lease with multiple lease and non-lease components. The lease components within the TSA represent the capacity available to the CFE provided by the in-service pipelines within TGNH at December 31, 2024. The non-lease components represent the Company’s services with respect to operation and maintenance of the TGNH pipelines     in service. The Company allocated a portion of the contract consideration to non-lease components for the provision of operating and maintenance services based on the stand-alone selling price using an expected cost plus margin approach. The remaining consideration was allocated to the lease components using the residual approach due to uncertainty surrounding the stand-alone selling price.
During 2024, the Company did not enter into any new sales-type lease arrangements (2023 – $407 million).
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	333	305
One to two years	333	305
Two to three years	333	305
Three to four years	333	305
Four to five years	333	305
More than five years	8,499	8,102
	10,164	9,627
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2024	2023

Net Investment in Leases
Minimum lease payments	10,164	9,627
Unearned lease income	(7,323)	(7,006)
Lease receivable	2,841	2,621
Expected credit loss provision[1]	(59)	(76)
Present value of unguaranteed residual value	28	24
	2,810	2,569
Current portion included in Other current assets (Note 8)	(333)	(306)
	2,477	2,263
1Includes $6 million (2023 – nil) of foreign currency translation losses.
Future lease payments will increase as assets associated with sales-type leases come into service.
For the year ended December 31, 2024, the Company recorded $308 million (2023 – $279 million; 2022 - $127 million) of sales-type lease income.
For the year ended December 31, 2024, the Company recorded a $23 million ECL recovery (2023 – a recovery of $73 million; 2022 – an expense of $149 million) relating to net investment in leases in Plant operating costs and other. Refer to Note 28, Risk management and financial instruments, for additional information.